Changes in Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in Accumulated Other Comprehensive Income
Following is a summary of changes in “Accumulated other comprehensive income” for the years ended December 31, 2017 and 2016:

	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Balance at December 31, 2015	$—	$(92)	$(92)
Other comprehensive (loss) income before reclassifications, net of tax	20	(1)	19
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	(3)	—	(3)
Net other comprehensive loss	17	(1)	16
Balance at December 31, 2016	$17	$(93)	$(76)
Other comprehensive (income) loss before reclassifications, net of tax	18	45	63
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax (1)	(5)	—	(5)
Net other comprehensive income (loss)	13	45	58
Balance at December 31, 2017	$30	$(48)	$(18)

(1)
Other comprehensive income related to defined benefit pension and postretirement plans for the fiscal year ended December 31, 2017 represents the recognition of net prior service benefit following certain plan provision changes, reduced by amortization of net prior service benefit during fiscal year ended December 31, 2017 (see Note 12).

	Amount Reclassified From Accumulated Other Comprehensive Income
	Year Ended December 31,
Amortization of defined benefit pension and other postretirement benefit items:	2017	2016	2015	Location of Reclassified Amount in Income
Prior service costs	$5	$4	$—	(1)
Total before income tax	5	4	—
Income tax benefit	—	(1)	—	Income tax expense
Total	$5	$3	$—

(1)	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 12).